Shareholder Report, Average Annual Return (Details)			6 Months Ended	12 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000205613
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Acclivity Mid Cap Multi-Style Fund
C000205612
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Acclivity Mid Cap Multi-Style Fund
C000205617
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Acclivity Small Cap Value Fund
C000205616
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Acclivity Small Cap Value Fund
Without Sales Load [Member] | C000205613
Average Annual Return [Line Items]
Average Annual Return, Percent			6.88%	16.35%	9.76%
Without Sales Load [Member] | C000205612
Average Annual Return [Line Items]
Average Annual Return, Percent			6.88%	16.35%	9.76%
Without Sales Load [Member] | C000205617
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.61%)	12.93%		12.80%	13.81%
Without Sales Load [Member] | C000205616
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.69%)	12.68%		12.69%	13.69%
Russell Midcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			4.96%	12.88%	8.78%
Russell Midcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			4.96%	12.88%	8.78%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent			(0.85%)	10.90%		7.07%	8.89%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent			(0.85%)	10.90%		7.07%	8.89%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%	24.56%	14.19%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%	24.56%	14.19%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%	24.56%		15.05%	17.17%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			15.29%	24.56%		15.05%	17.17%